UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        C. V. Starr & Co., Inc.
Address:     399 Park Avenue, 17th Floor
             New York, NY 10022


Form 13F File Number: 28-
                           ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      MICHAEL J. HORVATH
Title:     COUNSEL
Phone:     212-230-5074

Signature, Place, and Date of Signing:

       /s/ Michael J. Horvath             New York, NY      February 17, 2011
--------------------------------------   --------------    -------------------
             Signature                    City, State             Date

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          10
Form 13F Information Table Value Total:     329,504
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

FORM 13F INFORMATION TABLE

COLUMN 1            COLUMN 2        COLUMN 3     COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
----------------    -------------   ----------   -------  --------------------------  ----------  --------  ------------------------
                      TITLE OF                   VALUE    SHRS OR              PUT/   INVESTMENT  OTHER
 NAME OF ISSUER        CLASS          CUSIP      (X1000)  PRN AMT    SH/PRN    CALL   DISCRETION  MANAGER    SOLE     SHARED   NONE
-----------------   --------------  ----------   ------   --------  ---------  -----  ----------  --------  ---------  -------  ----
BANK OF AMERICA
  CORPORATION            COM        060505104     5,069    Shares     380,000             Sole                380,000
HILLTOP HOLDINGS
  INC                    COM        432748101    21,291    Shares   2,146,280             Sole              2,146,280
FLY LEASING LTD     SPONSORED ADR   34407D109    15,213    Shares   1,113,700             Sole              1,113,700
ISHARES INC         MSCI BRIC INDX  464286657    41,761    Shares     850,000             Sole                850,000
ISHARES TR          S&P 500 INDEX   464287200    82,694    Shares     655,000             Sole                655,000
ISHARES MSCI TR     MSCI EAFE IDX   464287465    41,162    Shares     707,000             Sole                707,000
VANGUARD INTL
  EQUITY INDEX F     EMR MKT ETF    922042858    44,535    Shares     925,000             Sole                925,000
CHINA CORD BLOOD
  CORP                   SHS        G21107100     3,876    Shares     964,116             Sole                964,116
CHINA MEDIAEXPRESS
  HLDGS INC              COM        169442100    48,240    Shares   3,045,455             Sole              3,045,455
CONCORD MED SVCS
  HLDGS LTD         SPONSORED ADR   206277105    25,663    Shares   3,472,667             Sole              3,472,667